Leases - Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 29	$ 31	$ 33
Right of use assets obtained in exchange for lease liabilities	$ 37	$ 14	$ 57